Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Unrecognized tax benefits balance at beginning of year	$ 78,322	$ 79,322
Gross decreases for tax positions of prior years	(12,773)	(1,000)
Unrecognized tax benefits balance at end of year	$ 65,549	$ 78,322